Corporate Information	6 Months Ended
Jun. 30, 2022
Disclosure of Additional Information Text Block [Abstract]
Corporate Information

1. Corporate information

Kuke Music Holding Limited (“the Company”) was incorporated in the Cayman Islands on September 13, 2017, as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as interim condensed consolidated and revised) of the Cayman Islands.

The principal activity of the Company is investment holding while its subsidiaries are principally engaged in the distribution of commercial copyrights, provision of music education solutions, sales of musical instruments and provision of services related to music events and performances in the People’s Republic of China (the “PRC”).

The Company, its subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries are collectively referred to as the “Group”.

As at the date of these interim condensed consolidated financial statements, the Group had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liability. All companies now comprising the Group have adopted December 31 as their financial year-end date.

		Percentage of
	Place and date	ownership/interest/		Issued and fully paid
	of incorporation/	voting rights		ordinary share capital/	Principal
Name	establishment	Directly	Indirectly	registered capital	activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—	United States Dollar (“US$”) 1	Investment holding
Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—	US$100	Investment holding
Gauguin Limited (“Gauguin”)	Hong Kong, limited liability company October 6, 2017	—	100%	Hong Kong Dollar (“HK$”) 60,000,000	Investment holding
Degas Limited (“Degas”)	Hong Kong, limited liability company November 1, 2019	—	100%	HK$60,000,000	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$10,000,000	Investment holding
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$10,000,000	Investment holding
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB16,213,275	Distribution of commercial copyrights and provision of music education solutions
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB2,000,000	Distribution of commercial copyrights
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB19,500,000	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances

		Percentage of
	Place and date	ownership/interest/		Issued and fully paid
	of incorporation/	voting rights		ordinary share capital/	Principal
Name	establishment	Directly	Indirectly	registered capital	activities
Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”)	PRC, limited liability company April 14, 2021	—	100%	RMB10,000,000	Investment holding
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”)	PRC, limited partnership June 24, 2021	—	60%	—	Dormant
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”)	PRC, limited partnership June 25, 2021	—	90%	—	Dormant
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”)	PRC, limited partnership July 6, 2021	—	90%	—	Dormant
Fuzhou Kuke Education Technology Co., Ltd.* (“Fuzhou Kuke”)	PRC, limited liability company August 17, 2021	—	80%	RMB200,000	Dormant
Tianjin Kuke Xingkong Education Consulting., Ltd.* (“Tianjin Kuke”)	PRC, limited liability company August 2, 2021	—	96%	RMB200,000	Dormant
Shijiazhuang Kuke Linhui Education Technology Co., Ltd.* (“Shijiazhuang Kuke”)	PRC, limited liability company July 22, 2021	—	96%	RMB400,000	Dormant

*	The English names of these companies represent the best efforts made by the directors of the Company to translate their Chinese names as these companies do not have official English names.